Organization and principal activities (Details)	Jan. 16, 2024 $ / shares shares	Dec. 15, 2023 $ / shares shares	Dec. 22, 2015 ¥ / shares shares	Dec. 31, 2025	Dec. 16, 2023	Nov. 17, 2023	Nov. 16, 2023
Series Seed Preferred Shares
Organization and principal activities
Shares issued			111,110,000
Public per share | ¥ / shares			¥ 0.18
Conversion ratio				1	1
ADS | IPO
Organization and principal activities
Shares issued		4,000,000
Public per share | $ / shares		$ 15.5
ADS | Overallotment
Organization and principal activities
Shares issued	455,000
Public per share | $ / shares	$ 15.5
Class A Ordinary Shares | IPO
Organization and principal activities
Shares issued		140,000,000
Class A Ordinary Shares | Overallotment
Organization and principal activities
Shares issued	15,925,000
Convertible redeemable preferred shares other than series F
Organization and principal activities
Number of shares converted		3,746,626,700
Conversion ratio		1
Series F Preferred Shares
Organization and principal activities
Number of shares converted		392,013,413
Conversion ratio		1.3169				1.3169	1